Rule 497(c)
                                                       Registration No. 33-84842


                             THE BEAR STEARNS FUNDS
                          PRIME MONEY MARKET PORTFOLIO
                        Supplement Dated January 14, 1998
        to the Prospectus Dated June 2, 1997, as Previously Supplemented

The Bear Stearns Prime Money Market Portfolio Prospectus is supplemented as follows:

                 THE DATE OF THE PROSPECTUS IS JANUARY 14, 1998

The following replaces the third and fourth paragraphs on page 1 of the Prospectus in their entirety:

          "BEAR STEARNS ASSET MANAGEMENT INC. ("BSAM" or the "Adviser"), a wholly owned subsidiary of The Bear Stearns Companies, Inc., serves as the Portfolio's investment adviser. As of December 3, 1997, Bear Stearns Funds Management Inc., the registered investment adviser of the Portfolio has changed its name to Bear Stearns Asset Management Inc.

          BEAR STEARNS FUNDS MANAGEMENT INC. ("BSFM"), a wholly owned subsidiary of The Bear Stearns Companies, Inc., is the administrator of the Portfolio. As of December 4, 1997, Bear Stearns Funds Management Inc. formed a new corporate entity under the laws of Delaware to conduct mutual fund administrative work for The Bear Stearns Funds and other affiliated and non-affiliated investment companies.

          BEAR STEARNS & CO. INC. ("Bear Stearns"), an affiliate of BSAM, serves as the Portfolio's distributor."

The following 3 paragraphs replace the biographical information contained in the Prospectus Supplement dated December 12, 1997.

          "The Portfolio is managed by a team consisting of Jeffrey Bagaglio and Scott Pavlak.

          Mr. Bagaglio joined Bear Stearns Asset Management in 1994 and specializes in portfolio management of short-term fixed income and separate account products. Prior to this, he was a Senior Business Analyst at Dresdner Bank where he was responsible for foreign exchange and interest rate derivative systems. Mr. Bagaglio's corporate treasury experience includes managing money market investments, revolving credit lines, and purchasing and selling currencies in the foreign exchange markets. Mr. Bagaglio holds a B.A. in Economics from Miami University, and an M.B.A. in Finance from the University of New Haven.

          Mr. Pavlak joined Bear Stearns Asset Management in 1991 as a portfolio manager and specializes in short-term and intermediate fixed income products. From 1987 to 1990, he was an officer at Beechwood Securities, where he managed private portfolios for high-net-worth individuals. Mr. Pavlak received his B.S. in Finance from Fairleigh Dickinson University and M.B.A. in Economics and Finance from New York University. He is a member of the Fixed Income Analysts Society."

The following replaces the sixth paragraph on page 1 of the Prospectus in its entirety:

          "Part B (also known as the Statement of Additional Information), dated January 14, 1998, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors."

The following table is added to the Prospectus after page 3 immediately following the section titled "Background and Expense Information."

                              FINANCIAL HIGHLIGHTS
                          PRIME MONEY MARKET PORTFOLIO

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

                                                                  July 14, 1997*
                                                                       through
                                                             September 30, 1997
                                                             ------------------
                                                                    (unaudited)
                                                                     ---------
                                                                      Class Y
                                                                      -------
   PER SHARE OPERATING PERFORMANCE
         Net Asset Value, Beginning of Period                          $1.00
                                                                      ------
         Net investment income(1)                                     0.0121
         Net increase in assets resulting from operations             0.0121
                                                                      ------
         Dividends to shareholders from
           Net investment income                                     (0.0121)
                                                                      ------
         Net asset value, end of period                                $1.00
                                                                      ------
         Total investment return(2)(3)                                 5.72%
                                                                      ------

    RATIOS/SUPPLEMENTAL DATA:
         Net assets, end of period (000's omitted)                   $63,904
         Ratio of expenses to average net assets(1)(3)(4)              0.14%
         Ratio of net investment income to average net
           assets(1)(3)                                                5.57%
         Decrease reflected in above expense ratios and net
           investment income due to waivers and
           reimbursements(3)                                           0.57%


*Commencement of investment operations.
(1) Reflects waivers and reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributors.
(3) Annualized.
(4) Without the waiver of advisory fee and reimbursement of certain operating expenses, the ratio of expenses to average net assets for Prime Money Market Portfolio would have been 0.71% annualized for the period July 14, 1997 through September 30, 1997.

The Financial Highlights are not audited. This information should be read in conjunction with the Prime Money Market Portfolio's financial statements, which are incorporated by reference in the Statement of Additional Information.

Please insert this Supplement in the front of your Prospectus. If you would like to obtain more information, please call Bear Stearns at 800-766-4111.

                                                                     Rule 497(c)
                                                       Registration No. 33-84842

                             THE BEAR STEARNS FUNDS
                          PRIME MONEY MARKET PORTFOLIO
                        Supplement Dated January 14, 1998
                   to the Statement of Additional Information
                 Dated June 2, 1997, as Previously Supplemented

The  Bear  Stearns  Prime  Money  Market   Portfolio   Statement  of  Additional
Information is supplemented as follows:

     THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS JANUARY 14, 1998

The following replaces the second and third paragraphs on page 1 of the Statement of Additional Information in their entirety:

          "Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser. As of December 3, 1997, Bear Stearns Funds Management Inc., the registered investment adviser of the Portfolio has changed its name to Bear Stearns Asset Management Inc.

          Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., is the administrator of the Portfolio. As of December 4, 1997, Bear Stearns Funds Management Inc. formed a new corporate entity under the laws of Delaware to conduct mutual fund administrative work for The Bear Stearns Funds and other affiliated and non-affiliated investment companies.

          Bear   Stearns,  an affiliate of BSAM,  serves as  distributor  of the
          Portfolio's shares."

With respect to the section entitled, "MANAGEMENT OF THE FUND," Eileen M. Coyle, listed as Assistant Secretary on page 13 of the Statement of Additional Information has been replaced in its entirety by:


"Christina LaMastro (27)      Assistant Secretary       Legal  Assistant of Bear
575 Lexington Avenue                                    Stearns  since May 1997;
New York, NY  10022                                     Assistant  Secretary  of
Assistant Secretary                                     BSAM   since    December
                                                        1997;         Compliance
                                                        Assistant   at  Reich  &
                                                        Tang  L.P.   from  April
                                                        1996 through April 1997;
                                                        Legal    Assistant    at
                                                        Fulbright   &   Jaworski
                                                        L.P.   from  April  1993
                                                        through    April   1996;
                                                        student     at    Drexel
                                                        University         prior
                                                        thereto."

The following language is added after the last paragraph of the section entitled "INFORMATION ABOUT THE FUND" on page 20 of the Statement of Additional
Information:

        "As of January 8, 1998 the following shareholders owned, directly or indirectly, 5% or more of the indicated class of the Portfolio's outstanding shares.

                                       Percent of Class Y
Name and Address                       Shares Outstanding
-----------------                      ------------------

Bear Stearns Securities Corp.          47.5%
FBO 001-00269-20
1 Metrotech Center North
Brooklyn, New York  11201-3859

Custodial Trust Company                12.4%
FBO Bear Stearns Pension Plan
CTC Carnegie Center
Princeton, New Jersey  08540

Bear Stearns Securities Corp.          10.3%
FBO 925-97218-10
1 Metrotech Center North
Brooklyn, New York  11201-3859

Bear Stearns Securities Corp.           6.5%
FBO 025-07745-01
1 Metrotech Center North
Brooklyn, New York  11201-3859

Bear Stearns Securities Corp.           5.3%
FBO 520-55776-11
1 Metrotech Center North
Brooklyn, New York  11201-3859

       A shareholder who beneficially owns, directly or indirectly, more than 25% of a Portfolio's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Portfolio."

The following is added after the last paragraph of the section entitled "CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, COUNSEL AND INDEPENDENT AUDITORS" on page 21 creating a new section entitled "FINANCIAL STATEMENTS" in the Statement of Additional Information:

                              FINANCIAL STATEMENTS

       "The Portfolio's Semi-Annual Report to Shareholders for the period ended September 30, 1997 is a separate document supplied with this Statement of Additional Information, and the financial statements and accompanying notes appearing therein are incorporated by reference into this Statement of Additional Information."

Please keep this Supplement with your Statement of Additional Information. If you would like to obtain more information, please call Bear Stearns at 800-766-4111.